Other disclosures - Financial liabilities measured at other than fair value (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Financial liabilities
Financial liabilities		$ 1,299,114		$ 1,259,588
Deposits - Customers
Financial liabilities
Financial liabilities		759,271		774,808
Debt instruments
Financial liabilities
Financial liabilities		114,457		103,062
Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value		72,654		93,297
Financial liabilities		72,969		94,849
Financial liabilities at amortized cost | Deposits - Customers
Financial liabilities
Financial liabilities, fair value		629,684		647,451
Financial liabilities		630,055		646,089
Financial liabilities at amortized cost | Debt instruments
Financial liabilities
Financial liabilities, fair value		111,342		98,053
Financial liabilities		111,211		98,312		$ 85,792
Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value		36,555		37,609
Financial liabilities	$ 1,816	34,267	$ 1,894	37,228	$ 1,825	$ 35,885
Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value		15,760		13,804
Financial liabilities		15,764		13,806
Level 1 | Financial liabilities at amortized cost | Debt instruments
Financial liabilities
Financial liabilities, fair value		111,342		98,053
Level 1 | Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value		36,555		37,609
Level 1 | Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value		15,760		13,804
Level 2 | Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value		65,382		89,298
Level 2 | Financial liabilities at amortized cost | Deposits - Customers
Financial liabilities
Financial liabilities, fair value		629,684		647,451
Level 3 | Financial liabilities at amortized cost | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value		$ 7,272		$ 3,999